Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Parties Balances and Transactions [Abstract]
Schedule of Related Party Balances and Transactions
	December 31
	2014	2013
	US$ thousands	US$ thousands
Principal/controlling:
Trade receivables	287	398
Principle shareholder convertible loan	1,000	2,000
	Year ended December 31
	2014	2013	2012
	US$ thousands	US$ thousands	US$ thousands
Sales	433	1,120	329

Financing expense	50	45	73